ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of provisions

Provisions and allowances - Non current	Liabilities	Liabilities
	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2020

Values at the beginning of the year	613,352	26,556
Translation differences	(151,466)	(1,049)
Additions	3,760	16,166
Reversals	(384,933)	—
Uses	(143)	—

At December 31, 2020	80,570	41,673

Year ended December 31, 2019

Values at the beginning of the year	643,950	24,554
Translation differences	(25,701)	1,077
Additions	2,689	925
Reversals	(4,417)	—
Uses	(3,169)	—

At December 31, 2019	613,352	26,556
18.    ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2020

Values at the beginning of the year	12,961	62,167	8,502
Translation differences	(1,789)	—	(1,241)
Additions	1,437	11,009	3,633
Reversals	(1,101)	(12,288)	—
Uses	(1,008)	(2,278)	(6,379)

At December 31, 2020	10,500	58,610	4,515

Year ended December 31, 2019

Values at the beginning of the year	14,346	55,454	9,851
Translation differences	(285)	(458)	348
Additions	787	18,036	5,201
Reversals	(1,080)	(9,623)	—
Uses	(807)	(1,242)	(6,898)

At December 31, 2019	12,961	62,167	8,502